Significant Events in the Reporting Period (Details) $ / shares in Units, $ in Thousands			3 Months Ended
	Mar. 05, 2025 USD ($) $ / shares	Mar. 05, 2025 ₪ / shares	Mar. 31, 2025 USD ($)
Significant Events in the Reporting Period [Line Items]
Dividends recognised as distributions to owners per share | ₪ / shares		₪ 0.73
Dividend paid | $	$ 11,534		$ 11,534
US Appendix [Member] | Board of Directors [Member]
Significant Events in the Reporting Period [Line Items]
Dividends recognised as distributions to owners per share | $ / shares	$ 0.2